CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Current assets:
Cash and cash equivalents	¥ 92,684	$ 13,480	¥ 166,690
Time deposit	0	0	0	$ 0
Restricted cash	1,334	194	245,320
Notes Receivable			6,000
Accounts receivable, net	397,969	57,882	599,280
Prepayments and other current assets	294,904	42,892	306,092
Total current assets	786,891	114,448	1,323,382
Non-current assets:
Investment in associates	5,000	727
Property and equipment, net	62,328	9,065	50,873
Intangible assets, net	13,840	2,013	9,426
Goodwill	537	78	537
Deferred tax assets	46,359	6,742	18,392
Other non-current assets	435	63	487
Total non-current assets	128,499	18,688	79,715
Total assets	915,390	133,136	1,403,097
Current liabilities:
Short-term bank loans	5,000	727	266,019
Accounts payable	97,293	14,150	208,152
Salary and welfare payables	65,451	9,519	60,696
Taxes payable	110,529	16,076	103,331
Deferred revenues	36,126	5,254	13,391
Advances from customers	154,731	22,504	116,847
Accrued expenses and other current liabilities	147,940	21,517	90,721
Derivative liabilities	596	87
Convertible note	242,702	35,300
Total current liabilities	860,368	125,134	859,157
Non-currentliabilities:
Deferred tax liabilities	212	30	249
Total non-currentliabilities	212	30	249
Total liabilities	860,580	125,164	859,406
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,146,253	166,715	1,107,201
Statutory Reserve	12,903	1,877	6,730
Accumulated other comprehensive loss	(35,496)	(5,163)	(30,539)
Accumulated deficit	(1,077,409)	(156,703)	(549,911)
Total Gridsum's shareholders' equity	46,459	6,757	533,688
Non-controlling interests	8,351	1,215	10,003
Total shareholders' equity	54,810	7,972	543,691
Total liabilities and shareholders' equity	915,390	133,136	1,403,097
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	31	5	31
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 177	$ 26	¥ 176